Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 19,367,354	$ 31,479,528	$ 20,157,112
Restricted cash	762,722	1,052,096	1,334,868
Accounts receivable, net	142,273,600	118,406,001	68,664,308
Bills receivable	92,379	33,052
Amounts due from related companies	255,025	255,169	3,784,069
Other receivables, prepayments and deposits	11,840,383	5,750,056	3,332,747
Inventories	18,782,283	14,183,052	10,776,877
Deferred income taxes	866,896	927,860	207,222
Total current assets	194,240,642	172,086,814	108,257,203
Property, plant and equipment, net	19,859,886	18,097,062	14,605,888
Land use rights, net	13,397,724	13,584,135	13,422,048
Long-term deposits	7,388,784	7,070,400	3,482,200
Goodwill	542,248	540,157	560,418
Other intangible assets, net	439,582	504,948	581,481
Deferred income taxes	687,376	667,509	629,798
Other investment	31,576	31,424
Total assets	236,587,818	212,582,449	141,539,036
Current liabilities
Accounts payable	45,611,582	42,290,191	35,497,337
Bills payable	1,800,390	2,104,192	2,669,752
Other payables and accrued expenses	6,111,440	5,490,237	4,856,956
Amounts due to directors	127,961	168,246	190,484
Amounts due to related companies	710,790	37,604	139,219
Income taxes payable	1,513,048	2,726,869	2,564,359
Secured bank loans, current portion	11,105,443	9,036,060	8,898,218
Other loans	212,349	200,956	162,664
Retirement benefit costs	63,347	46,854	33,412
Total current liabilities	67,256,350	62,101,209	55,012,401
Secured bank loans	143,680	206,767	1,941,606
Warrant liabilities	120	190,991	1,273,193
Retirement benefit costs	167,903	177,368	213,763
Total liabilities	67,568,053	62,676,335	58,440,963
Commitments and contingencies (Note 19)
Convertible redeemable preferred stock
Series A convertible, redeemable preferred stock: $0.001 par value; 20,000,000 shares authorized; 9,375,000 shares issued and outstanding	35,668,186	33,385,903
Stockholders’ equity
Common stock: par value $0.001 per share; 150,000,000 shares authorized; 38,154,340 shares issued and outstanding	38,154	38,154	38,154
Additional paid-in capital	18,745,218	18,273,766	16,633,411
Statutory and other reserves	6,851,002	6,851,002	4,585,854
Accumulated other comprehensive income	9,560,934	8,909,155	4,427,865
Retained earnings	98,156,271	82,448,134	57,412,789
Total stockholders’ equity	133,351,579	116,520,211	83,098,073
Total liabilities and stockholders’ equity	$ 236,587,818	$ 212,582,449	$ 141,539,036